Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) (Parentheticals) - $ / shares	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021		Dec. 31, 2020
Income Statement [Abstract]
Net (loss) income per share - Diluted (in Dollars per share)	$ 0.00	[1]	$ 0.00	[1]	$ 0.00	[1]	$ 0.00	[1]	$ 0	[1]	$ 0
-Diluted (in Shares)	1,701,181,423		1,701,181,423		1,701,181,423		1,701,181,423		1,701,181,423		1,701,181,423

[1]	Less than $0.01 per share